Stockholders’ Equity - Schedule of Weighted Average Assumptions (Details) - DIAMIR BIOSCIENCES CORP. [Member]	12 Months Ended
May 31, 2024
Stockholders’ Equity - Schedule of Weighted Average Assumptions (Details) [Line Items]
Expected term in years	10 years
Expected volatility	81.00%
Risk-free interest rate	4.10%
Expected dividend yield	0.00%